SHAREHOLDERS' EQUITY (DEFICIT) - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 Shares $ / shares	Dec. 31, 2024 Shares $ / shares	Dec. 31, 2023 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the year - Number of options | Shares	41,410	54,242	86,528
Options granted during the year - Number of options | Shares		31,305	500
Options forfeited during the year - Number of options | Shares	(12,642)	(44,137)	(32,786)
Options outstanding at the end of year - Number of options | Shares	28,768	41,410	54,242
Options exercisable at the end of year - Number of options | Shares	28,766	20,641	49,907
Options outstanding at the beginning of the year - Weighted average exercise price | $ / shares	$ 227.9	$ 172.3	$ 225.6
Options granted during the year - Weighted average exercise price | $ / shares		3	6.6
Options forfeited during the year - Weighted average exercise price | $ / shares	729.38	210.13	310.7
Options outstanding at the end of year - Weighted average exercise price | $ / shares	7.6	227.9	172.3
Options exercisable at the end of year - Weighted average exercise price | $ / shares	$ 7.6	$ 183.3	$ 170.3